DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
DEPOSITS
NOTE F - DEPOSITS

Deposits consist of the following major classifications at December 31:

Deposit type and weighted-average interest rate

	2011	2010
	(In thousands)

NOW accounts
2011 – 0.28%	$76,170
2010 – 0.22%		$32,929
Passbook accounts
2011 – 0.15%	33,388
2010 – 0.15%		14,994
Money market demand deposit
2011 – 0.50%	106,098
2010 – 0.76%		68,309
Total demand, transaction and passbook deposits	215,656	116,232

Certificates of deposit Original maturities of:
Less than 12 months
2011 – 2.28%	116,876
2010 – 0.66%		20,403
12 to 18 months
2011 – 0.84%	66,554
2010 – 1.21%		60,649
24 months – 36 months
2011 – 1.27%	39,088
2010 – 1.88%		35,054
Over 36 months
2011 – 2.86%	54,147
2010 – 3.85%		25,514

Total certificates of deposit	276,665	141,620

Total deposits	$492,321	$257,852

The Savings Bank had deposit accounts with balances in excess of $100,000 totaling $175.8 million and $81.2 million, including intercompany accounts totaling $12.9 million and $8.0 million, which are eliminated in consolidation, December 31, 2011 and 2010, respectively.  At December 31, 2011 the standard maximum deposit insurance amount was $250,000.

Interest expense on deposits is summarized as follows at December 31:

	2011	2010	2009
	(In thousands)

Passbook savings and money market demand deposits	$659	$512	$546
NOW deposits	233	69	75
Certificates of deposit	3,966	2,854	4,223

	$4,858	$3,435	$4,844

Maturities of outstanding certificates of deposit are summarized as follows at December 31:

	2011	2010
	(In thousands)

Less than six months	$69,987	$53,405
Six months to one year	59,719	41,136
Over one year to three years	78,459	37,013
Over three years	68,500	10,066

	$276,665	$141,620

In the ordinary course of business, the Corporation accepted deposits from officers and directors.  At December 31, 2011 and 2010, total deposits from officers and directors totaled approximately $1.0 million and $1.1 million, respectively.